Label	Element	Value
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently gradually withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 30% and 70%, respectively.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.3% - 15.3%
International	6.4% - 8.4%
US Small Cap Stock	2.6% - 4.6%
US REITs	1.5% - 3.5%
Emerging Markets	1.2% - 3.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	32.0% - 37.0%
U.S. Investment Grade Corporate Bond	15.4% - 20.4%
US Intermediate Government Bond	4.8% - 6.8%
TIPS	4.8% - 6.8%
Emerging Markets Bond	1.9% - 3.9%
U.S. High Yield	1.9%-3.9%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.40%
Lowest Quarter: 3rd Quarter 2008	-3.26%
Year-to-date total return as of 3/31/2017 is +1.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[2],[3]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target Today Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target Today Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target Today Fund) | Wells Fargo Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	4.04%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target Today Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	167
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 393
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2007	rr_AnnualReturn2007	6.14%
Annual Return 2008	rr_AnnualReturn2008	(3.17%)
Annual Return 2009	rr_AnnualReturn2009	9.69%
Annual Return 2010	rr_AnnualReturn2010	7.99%
Annual Return 2011	rr_AnnualReturn2011	4.86%
Annual Return 2012	rr_AnnualReturn2012	4.99%
Annual Return 2013	rr_AnnualReturn2013	1.00%
Annual Return 2014	rr_AnnualReturn2014	3.63%
Annual Return 2015	rr_AnnualReturn2015	(0.82%)
Annual Return 2016	rr_AnnualReturn2016	2.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.69%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2010 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2010. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2010 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.7% - 18.7%
International	7.4% - 9.4%
US Small Cap Stock	3.0% - 5.0%
US REITs	1.8% - 3.8%
Emerging Markets	1.5% - 3.5%
Fixed Income Securities
US Aggregate Bond ex Corporates	30.0% - 35.0%
U.S. Investment Grade Corporate Bond	14.4% - 19.4%
US Intermediate Government Bond	4.5% - 6.5%
TIPS	4.5% - 6.5%
Emerging Markets Bond	1.8% - 3.8%
U.S. High Yield	1.8%-3.8%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+8.15%
Lowest Quarter: 3rd Quarter 2008	-5.48%
Year-to-date total return as of 3/31/2017 is +1.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[3],[6]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2010 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2010 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2010 Fund) | Wells Fargo Target 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	3.95%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2010 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	96
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 427
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2007	rr_AnnualReturn2007	7.10%
Annual Return 2008	rr_AnnualReturn2008	(10.75%)
Annual Return 2009	rr_AnnualReturn2009	12.76%
Annual Return 2010	rr_AnnualReturn2010	9.19%
Annual Return 2011	rr_AnnualReturn2011	4.06%
Annual Return 2012	rr_AnnualReturn2012	6.06%
Annual Return 2013	rr_AnnualReturn2013	2.40%
Annual Return 2014	rr_AnnualReturn2014	3.94%
Annual Return 2015	rr_AnnualReturn2015	(0.94%)
Annual Return 2016	rr_AnnualReturn2016	3.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.78%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.48%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	16.1% - 21.1%
International	8.6% - 10.6%
US Small Cap Stock	3.6% - 5.6%
US REITs	2.3% - 4.3%
Emerging Markets	1.9% - 3.9%
Fixed Income Securities
US Aggregate Bond ex Corporates	27.6% - 32.6%
U.S. Investment Grade Corporate Bond	13.1% - 18.1%
TIPS	4.1% - 6.1%
US Intermediate Government Bond	4.1% - 6.1%
Emerging Markets Bond	1.6% - 3.6%
U.S. High Yield	1.6%-3.6%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+10.20%
Lowest Quarter: 4th Quarter 2008	-7.21%
Year-to-date total return as of 3/31/2017 is +2.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[7],[8]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2015 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2015 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2015 Fund) | Wells Fargo Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2015 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	92
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 404
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2008	rr_AnnualReturn2008	(16.35%)
Annual Return 2009	rr_AnnualReturn2009	15.95%
Annual Return 2010	rr_AnnualReturn2010	10.35%
Annual Return 2011	rr_AnnualReturn2011	3.05%
Annual Return 2012	rr_AnnualReturn2012	7.29%
Annual Return 2013	rr_AnnualReturn2013	4.93%
Annual Return 2014	rr_AnnualReturn2014	4.23%
Annual Return 2015	rr_AnnualReturn2015	(1.28%)
Annual Return 2016	rr_AnnualReturn2016	4.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.21%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.21%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	20.8% - 25.8%
International	11.5% - 13.5%
US Small Cap Stock	4.8% - 6.8%
US REITs	1.7% - 3.7%
Emerging Markets	2.8% - 4.8%
Fixed Income Securities
US Aggregate Bond ex Corporates	24.7% - 29.7%
U.S. Investment Grade Corporate Bond	13.2% - 15.2%
TIPS	2.0% - 4.0%
US Intermediate Government Bond	2.0% - 4.0%
Emerging Markets Bond	1.3% - 3.3%
U.S. High Yield	1.3%-3.3%

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+12.48%
Lowest Quarter: 4th Quarter 2008	-10.72%
Year-to-date total return as of 3/31/2017 is +2.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[3],[10]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2020 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2020 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2020 Fund) | Wells Fargo Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.27%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.24%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2020 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	167
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 393
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2007	rr_AnnualReturn2007	7.55%
Annual Return 2008	rr_AnnualReturn2008	(21.92%)
Annual Return 2009	rr_AnnualReturn2009	19.65%
Annual Return 2010	rr_AnnualReturn2010	11.81%
Annual Return 2011	rr_AnnualReturn2011	1.63%
Annual Return 2012	rr_AnnualReturn2012	8.94%
Annual Return 2013	rr_AnnualReturn2013	8.44%
Annual Return 2014	rr_AnnualReturn2014	4.47%
Annual Return 2015	rr_AnnualReturn2015	(1.36%)
Annual Return 2016	rr_AnnualReturn2016	4.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.85%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.85%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	26.2% - 31.2%
International	13.6% - 18.6%
US Small Cap Stock	6.2% - 8.2%
Emerging Markets	3.8% - 5.8%
US REITs	0.3% - 2.3%
Fixed Income Securities
US Aggregate Bond ex Corporates	21.1% - 26.1%
U.S. Investment Grade Corporate	11.3% - 13.3%
Emerging Markets Bond	1.0% - 3.0%
U.S. High Yield	1.0% - 3.0%
US Intermediate Government Bond	0.0% - 2.0%
TIPS	0.0% - 2.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+15.09%
Lowest Quarter: 4th Quarter 2008	-14.28%
Year-to-date total return as of 3/31/2017 is +3.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[8],[11]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2025 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2025 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2025 Fund) | Wells Fargo Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2025 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	88
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2008	rr_AnnualReturn2008	(26.70%)
Annual Return 2009	rr_AnnualReturn2009	23.80%
Annual Return 2010	rr_AnnualReturn2010	13.53%
Annual Return 2011	rr_AnnualReturn2011	0.23%
Annual Return 2012	rr_AnnualReturn2012	10.68%
Annual Return 2013	rr_AnnualReturn2013	12.24%
Annual Return 2014	rr_AnnualReturn2014	4.76%
Annual Return 2015	rr_AnnualReturn2015	(1.45%)
Annual Return 2016	rr_AnnualReturn2016	6.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +3.53%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	6.04%
5 Years	rr_AverageAnnualReturnYear05	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	31.2% - 36.2%
International	17.3% - 22.3%
US Small Cap Stock	7.4% - 9.4%
Emerging Markets	4.9% - 6.9%
US REITs	0.0% - 1.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	16.3% - 21.3%
U.S. Investment Grade Corporate	8.8% - 10.8%
Emerging Markets Bond	0.6% - 2.6%
U.S. High Yield	0.6% - 2.6%
US Intermediate Government Bond	0.0% - 1.1%
TIPS	0.0% - 1.1%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+17.78%
Lowest Quarter: 4th Quarter 2008	-17.37%
Year-to-date total return as of 3/31/2017 is +4.35%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[3],[12]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2030 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2030 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2030 Fund) | Wells Fargo Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	4.84%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2030 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	167
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 393
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2007	rr_AnnualReturn2007	7.84%
Annual Return 2008	rr_AnnualReturn2008	(31.38%)
Annual Return 2009	rr_AnnualReturn2009	27.99%
Annual Return 2010	rr_AnnualReturn2010	15.00%
Annual Return 2011	rr_AnnualReturn2011	(1.37%)
Annual Return 2012	rr_AnnualReturn2012	12.26%
Annual Return 2013	rr_AnnualReturn2013	15.94%
Annual Return 2014	rr_AnnualReturn2014	5.08%
Annual Return 2015	rr_AnnualReturn2015	(1.51%)
Annual Return 2016	rr_AnnualReturn2016	7.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +4.35%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.35%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	7.63%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	35.7% - 40.7%
International	20.8% - 25.8%
US Small Cap Stock	8.5% - 10.5%
Emerging Markets	6.0% - 8.0%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	12.0% - 14.0%
US Investment Grade Corporate	5.8% - 7.8%
U.S. High Yield	0.1% - 2.1%
Emerging Markets Bond	0.0% - 2.1%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+19.62%
Lowest Quarter: 4th Quarter 2008	-19.41%
Year-to-date total return as of 3/31/2017 is +5.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[8],[13]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2035 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2035 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2035 Fund) | Wells Fargo Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	9.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2035 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	92
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 404
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2008	rr_AnnualReturn2008	(34.05%)
Annual Return 2009	rr_AnnualReturn2009	31.51%
Annual Return 2010	rr_AnnualReturn2010	16.09%
Annual Return 2011	rr_AnnualReturn2011	(2.76%)
Annual Return 2012	rr_AnnualReturn2012	13.72%
Annual Return 2013	rr_AnnualReturn2013	19.18%
Annual Return 2014	rr_AnnualReturn2014	5.30%
Annual Return 2015	rr_AnnualReturn2015	(1.88%)
Annual Return 2016	rr_AnnualReturn2016	8.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.00%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	8.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2040. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	38.2% - 43.2%
International	23.0% - 28.0%
US Small Cap Stock	9.2% - 11.2%
Emerging Markets	6.6% - 8.6%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	8.5% - 10.5%
U.S. Investment Grade Corporate Bond	3.9% - 5.9%
Emerging Markets Bond	0.0% - 1.8%
U.S. High Yield	0.0% - 1.8%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.73%
Lowest Quarter: 4th Quarter 2008	-20.84%
Year-to-date total return as of 3/31/2017 is +5.71%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[3],[14]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2040 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2040 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2040 Fund) | Wells Fargo Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.30%
5 Years	rr_AverageAnnualReturnYear05	9.82%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2040 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	167
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 393
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2007	rr_AnnualReturn2007	7.98%
Annual Return 2008	rr_AnnualReturn2008	(36.06%)
Annual Return 2009	rr_AnnualReturn2009	33.03%
Annual Return 2010	rr_AnnualReturn2010	16.97%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Annual Return 2012	rr_AnnualReturn2012	14.70%
Annual Return 2013	rr_AnnualReturn2013	21.74%
Annual Return 2014	rr_AnnualReturn2014	5.54%
Annual Return 2015	rr_AnnualReturn2015	(2.26%)
Annual Return 2016	rr_AnnualReturn2016	9.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.71%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.71%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	9.10%
5 Years	rr_AverageAnnualReturnYear05	9.46%
10 Years	rr_AverageAnnualReturnYear10	4.98%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.3% - 45.3%
International	24.8% - 29.8%
US Small Cap Stock	9.7% - 11.7%
Emerging Markets	7.2% - 9.2%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	5.5% - 7.5%
U.S. Investment Grade Corporate Bond	2.4% - 4.4%
Emerging Markets Bond	0.0% - 1.6%
U.S. High Yield	0.0% - 1.6%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.64%
Lowest Quarter: 4th Quarter 2008	-20.41%
Year-to-date total return as of 3/31/2017 is +6.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[8],[15]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2045 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2045 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2045 Fund) | Wells Fargo Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2045 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	94
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 416
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2008	rr_AnnualReturn2008	(35.50%)
Annual Return 2009	rr_AnnualReturn2009	33.21%
Annual Return 2010	rr_AnnualReturn2010	17.07%
Annual Return 2011	rr_AnnualReturn2011	(4.06%)
Annual Return 2012	rr_AnnualReturn2012	15.03%
Annual Return 2013	rr_AnnualReturn2013	23.11%
Annual Return 2014	rr_AnnualReturn2014	5.62%
Annual Return 2015	rr_AnnualReturn2015	(2.49%)
Annual Return 2016	rr_AnnualReturn2016	9.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.09%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	9.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.91%
Lowest Quarter: 4th Quarter 2008	-20.62%
Year-to-date total return as of 3/31/2017 is +6.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[8],[16]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2050 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2050 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2050 Fund) | Wells Fargo Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2050 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	88
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2008	rr_AnnualReturn2008	(35.78%)
Annual Return 2009	rr_AnnualReturn2009	33.34%
Annual Return 2010	rr_AnnualReturn2010	17.25%
Annual Return 2011	rr_AnnualReturn2011	(4.07%)
Annual Return 2012	rr_AnnualReturn2012	15.12%
Annual Return 2013	rr_AnnualReturn2013	23.26%
Annual Return 2014	rr_AnnualReturn2014	5.73%
Annual Return 2015	rr_AnnualReturn2015	(2.58%)
Annual Return 2016	rr_AnnualReturn2016	10.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.27%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	9.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2012	+11.23%
Lowest Quarter: 3rd Quarter 2015	-8.98%
Year-to-date total return as of 3/31/2017 is +6.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[8],[17]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2055 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%	[18]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2055 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[18]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2055 Fund) | Wells Fargo Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[18]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%	[18]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%	[18]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2055 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	101
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 450
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[5]
Annual Return 2012	rr_AnnualReturn2012	15.15%
Annual Return 2013	rr_AnnualReturn2013	23.15%
Annual Return 2014	rr_AnnualReturn2014	5.70%
Annual Return 2015	rr_AnnualReturn2015	(2.57%)
Annual Return 2016	rr_AnnualReturn2016	9.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.29%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.98%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	9.86%
5 Years	rr_AverageAnnualReturnYear05	9.91%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[18]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2016	+5.03%
Lowest Quarter: 3rd Quarter 2015	-8.10%
Year-to-date total return as of 3/31/2017 is +6.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[19]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2060 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%	[20]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2060 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[20]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2060 Fund) | Wells Fargo Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[20]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2060 Fund) | Dow Jones Global Target 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[20]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2060 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[20]
(WFA Target Date Funds - Class R6) | (Wells Fargo Dow Jones Target 2060 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	832
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,003
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	9.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.32%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.32%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently gradually withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 30% and 70%, respectively.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.3% - 15.3%
International	6.4% - 8.4%
US Small Cap Stock	2.6% - 4.6%
US REITs	1.5% - 3.5%
Emerging Markets	1.2% - 3.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	32.0% - 37.0%
U.S. Investment Grade Corporate Bond	15.4% - 20.4%
US Intermediate Government Bond	4.8% - 6.8%
TIPS	4.8% - 6.8%
Emerging Markets Bond	1.9% - 3.9%
U.S. High Yield	1.9%-3.9%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.17%
Lowest Quarter: 3rd Quarter 2008	-3.37%
Year-to-date total return as of 3/31/2017 is +1.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[22],[23]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target Today Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target Today Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target Today Fund) | Wells Fargo Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	4.04%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target Today Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,216
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[24]
Annual Return 2007	rr_AnnualReturn2007	5.59%
Annual Return 2008	rr_AnnualReturn2008	(3.65%)
Annual Return 2009	rr_AnnualReturn2009	9.03%
Annual Return 2010	rr_AnnualReturn2010	7.42%
Annual Return 2011	rr_AnnualReturn2011	4.13%
Annual Return 2012	rr_AnnualReturn2012	4.45%
Annual Return 2013	rr_AnnualReturn2013	0.26%
Annual Return 2014	rr_AnnualReturn2014	2.86%
Annual Return 2015	rr_AnnualReturn2015	(1.55%)
Annual Return 2016	rr_AnnualReturn2016	1.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.54%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	1.96%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	2.98%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2010 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2010. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2010 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.7% - 18.7%
International	7.4% - 9.4%
US Small Cap Stock	3.0% - 5.0%
US REITs	1.8% - 3.8%
Emerging Markets	1.5% - 3.5%
Fixed Income Securities
US Aggregate Bond ex Corporates	30.0% - 35.0%
U.S. Investment Grade Corporate Bond	14.4% - 19.4%
US Intermediate Government Bond	4.5% - 6.5%
TIPS	4.5% - 6.5%
Emerging Markets Bond	1.8% - 3.8%
U.S. High Yield	1.8%-3.8%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+8.05%
Lowest Quarter: 3rd Quarter 2008	-5.59%
Year-to-date total return as of 3/31/2017 is +1.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[23],[25]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2010 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2010 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2010 Fund) | Wells Fargo Target 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	3.95%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2010 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	556
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[24]
Annual Return 2007	rr_AnnualReturn2007	6.58%
Annual Return 2008	rr_AnnualReturn2008	(11.24%)
Annual Return 2009	rr_AnnualReturn2009	12.29%
Annual Return 2010	rr_AnnualReturn2010	8.53%
Annual Return 2011	rr_AnnualReturn2011	3.40%
Annual Return 2012	rr_AnnualReturn2012	5.38%
Annual Return 2013	rr_AnnualReturn2013	1.69%
Annual Return 2014	rr_AnnualReturn2014	3.24%
Annual Return 2015	rr_AnnualReturn2015	(1.77%)
Annual Return 2016	rr_AnnualReturn2016	2.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.65%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.65%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	16.1% - 21.1%
International	8.6% - 10.6%
US Small Cap Stock	3.6% - 5.6%
US REITs	2.3% - 4.3%
Emerging Markets	1.9% - 3.9%
Fixed Income Securities
US Aggregate Bond ex Corporates	27.6% - 32.6%
U.S. Investment Grade Corporate Bond	13.1% - 18.1%
TIPS	4.1% - 6.1%
US Intermediate Government Bond	4.1% - 6.1%
Emerging Markets Bond	1.6% - 3.6%
U.S. High Yield	1.6%-3.6%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+10.06%
Lowest Quarter: 4th Quarter 2008	-7.23%
Year-to-date total return as of 3/31/2017 is +2.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[26],[27]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2015 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2015 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2015 Fund) | Wells Fargo Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2015 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,226
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[28]
Annual Return 2008	rr_AnnualReturn2008	(16.68%)
Annual Return 2009	rr_AnnualReturn2009	15.55%
Annual Return 2010	rr_AnnualReturn2010	9.70%
Annual Return 2011	rr_AnnualReturn2011	2.40%
Annual Return 2012	rr_AnnualReturn2012	6.67%
Annual Return 2013	rr_AnnualReturn2013	4.16%
Annual Return 2014	rr_AnnualReturn2014	3.41%
Annual Return 2015	rr_AnnualReturn2015	(2.06%)
Annual Return 2016	rr_AnnualReturn2016	3.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.09%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	20.8% - 25.8%
International	11.5% - 13.5%
US Small Cap Stock	4.8% - 6.8%
US REITs	1.7% - 3.7%
Emerging Markets	2.8% - 4.8%
Fixed Income Securities
US Aggregate Bond ex Corporates	24.7% - 29.7%
U.S. Investment Grade Corporate Bond	13.2% - 15.2%
TIPS	2.0% - 4.0%
US Intermediate Government Bond	2.0% - 4.0%
Emerging Markets Bond	1.3% - 3.3%
U.S. High Yield	1.3%-3.3%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+12.41%
Lowest Quarter: 4th Quarter 2008	-10.77%
Year-to-date total return as of 3/31/2017 is +2.70%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[23],[29]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2020 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2020 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2020 Fund) | Wells Fargo Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.27%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.24%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2020 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,216
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[24]
Annual Return 2007	rr_AnnualReturn2007	6.93%
Annual Return 2008	rr_AnnualReturn2008	(22.31%)
Annual Return 2009	rr_AnnualReturn2009	18.95%
Annual Return 2010	rr_AnnualReturn2010	11.15%
Annual Return 2011	rr_AnnualReturn2011	1.09%
Annual Return 2012	rr_AnnualReturn2012	8.26%
Annual Return 2013	rr_AnnualReturn2013	7.73%
Annual Return 2014	rr_AnnualReturn2014	3.73%
Annual Return 2015	rr_AnnualReturn2015	(2.06%)
Annual Return 2016	rr_AnnualReturn2016	4.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.70%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.70%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	26.2% - 31.2%
International	13.6% - 18.6%
US Small Cap Stock	6.2% - 8.2%
Emerging Markets	3.8% - 5.8%
US REITs	0.3% - 2.3%
Fixed Income Securities
US Aggregate Bond ex Corporates	21.1% - 26.1%
U.S. Investment Grade Corporate	11.3% - 13.3%
Emerging Markets Bond	1.0% - 3.0%
U.S. High Yield	1.0% - 3.0%
US Intermediate Government Bond	0.0% - 2.0%
TIPS	0.0% - 2.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+15.07%
Lowest Quarter: 4th Quarter 2008	-14.34%
Year-to-date total return as of 3/31/2017 is +3.34%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[27],[30]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2025 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2025 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2025 Fund) | Wells Fargo Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2025 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,205
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[28]
Annual Return 2008	rr_AnnualReturn2008	(26.82%)
Annual Return 2009	rr_AnnualReturn2009	23.36%
Annual Return 2010	rr_AnnualReturn2010	12.78%
Annual Return 2011	rr_AnnualReturn2011	(0.39%)
Annual Return 2012	rr_AnnualReturn2012	10.00%
Annual Return 2013	rr_AnnualReturn2013	11.37%
Annual Return 2014	rr_AnnualReturn2014	4.07%
Annual Return 2015	rr_AnnualReturn2015	(2.26%)
Annual Return 2016	rr_AnnualReturn2016	5.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +3.34%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.34%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.34%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	5.35%
5 Years	rr_AverageAnnualReturnYear05	5.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	31.2% - 36.2%
International	17.3% - 22.3%
US Small Cap Stock	7.4% - 9.4%
Emerging Markets	4.9% - 6.9%
US REITs	0.0% - 1.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	16.3% - 21.3%
U.S. Investment Grade Corporate	8.8% - 10.8%
Emerging Markets Bond	0.6% - 2.6%
U.S. High Yield	0.6% - 2.6%
US Intermediate Government Bond	0.0% - 1.1%
TIPS	0.0% - 1.1%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+17.61%
Lowest Quarter: 4th Quarter 2008	-17.43%
Year-to-date total return as of 3/31/2017 is +4.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[23],[31]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2030 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2030 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2030 Fund) | Wells Fargo Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	4.84%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2030 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,216
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[24]
Annual Return 2007	rr_AnnualReturn2007	7.28%
Annual Return 2008	rr_AnnualReturn2008	(31.75%)
Annual Return 2009	rr_AnnualReturn2009	27.34%
Annual Return 2010	rr_AnnualReturn2010	14.31%
Annual Return 2011	rr_AnnualReturn2011	(1.99%)
Annual Return 2012	rr_AnnualReturn2012	11.63%
Annual Return 2013	rr_AnnualReturn2013	15.20%
Annual Return 2014	rr_AnnualReturn2014	4.30%
Annual Return 2015	rr_AnnualReturn2015	(2.28%)
Annual Return 2016	rr_AnnualReturn2016	6.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +4.17%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	6.89%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	35.7% - 40.7%
International	20.8% - 25.8%
US Small Cap Stock	8.5% - 10.5%
Emerging Markets	6.0% - 8.0%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	12.0% - 14.0%
US Investment Grade Corporate	5.8% - 7.8%
U.S. High Yield	0.1% - 2.1%
Emerging Markets Bond	0.0% - 2.1%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+19.37%
Lowest Quarter: 4th Quarter 2008	-19.41%
Year-to-date total return as of 3/31/2017 is +4.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[27],[32]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2035 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2035 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2035 Fund) | Wells Fargo Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	9.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2035 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,226
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[28]
Annual Return 2008	rr_AnnualReturn2008	(34.15%)
Annual Return 2009	rr_AnnualReturn2009	30.29%
Annual Return 2010	rr_AnnualReturn2010	15.42%
Annual Return 2011	rr_AnnualReturn2011	(3.37%)
Annual Return 2012	rr_AnnualReturn2012	12.96%
Annual Return 2013	rr_AnnualReturn2013	18.48%
Annual Return 2014	rr_AnnualReturn2014	4.50%
Annual Return 2015	rr_AnnualReturn2015	(2.75%)
Annual Return 2016	rr_AnnualReturn2016	7.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +4.98%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.98%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	7.48%
5 Years	rr_AverageAnnualReturnYear05	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2040. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	38.2% - 43.2%
International	23.0% - 28.0%
US Small Cap Stock	9.2% - 11.2%
Emerging Markets	6.6% - 8.6%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	8.5% - 10.5%
U.S. Investment Grade Corporate Bond	3.9% - 5.9%
Emerging Markets Bond	0.0% - 1.8%
U.S. High Yield	0.0% - 1.8%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.62%
Lowest Quarter: 4th Quarter 2008	-20.87%
Year-to-date total return as of 3/31/2017 is +5.47%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[23],[33]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2040 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2040 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2040 Fund) | Wells Fargo Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.30%
5 Years	rr_AverageAnnualReturnYear05	9.82%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2040 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,216
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[24]
Annual Return 2007	rr_AnnualReturn2007	7.41%
Annual Return 2008	rr_AnnualReturn2008	(36.36%)
Annual Return 2009	rr_AnnualReturn2009	32.35%
Annual Return 2010	rr_AnnualReturn2010	16.26%
Annual Return 2011	rr_AnnualReturn2011	(4.28%)
Annual Return 2012	rr_AnnualReturn2012	13.91%
Annual Return 2013	rr_AnnualReturn2013	21.00%
Annual Return 2014	rr_AnnualReturn2014	4.76%
Annual Return 2015	rr_AnnualReturn2015	(3.03%)
Annual Return 2016	rr_AnnualReturn2016	8.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.47%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.47%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	8.70%
10 Years	rr_AverageAnnualReturnYear10	4.33%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.3% - 45.3%
International	24.8% - 29.8%
US Small Cap Stock	9.7% - 11.7%
Emerging Markets	7.2% - 9.2%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	5.5% - 7.5%
U.S. Investment Grade Corporate Bond	2.4% - 4.4%
Emerging Markets Bond	0.0% - 1.6%
U.S. High Yield	0.0% - 1.6%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.39%
Lowest Quarter: 4th Quarter 2008	-20.34%
Year-to-date total return as of 3/31/2017 is +5.94%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[27],[33]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2045 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2045 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2045 Fund) | Wells Fargo Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2045 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,237
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[28]
Annual Return 2008	rr_AnnualReturn2008	(35.67%)
Annual Return 2009	rr_AnnualReturn2009	32.45%
Annual Return 2010	rr_AnnualReturn2010	16.40%
Annual Return 2011	rr_AnnualReturn2011	(4.76%)
Annual Return 2012	rr_AnnualReturn2012	14.41%
Annual Return 2013	rr_AnnualReturn2013	22.29%
Annual Return 2014	rr_AnnualReturn2014	4.80%
Annual Return 2015	rr_AnnualReturn2015	(3.17%)
Annual Return 2016	rr_AnnualReturn2016	8.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.94%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.94%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.34%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	9.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.90%
Lowest Quarter: 4th Quarter 2008	-20.75%
Year-to-date total return as of 3/31/2017 is +6.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[27],[34]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2050 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2050 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2050 Fund) | Wells Fargo Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2050 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,205
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[28]
Annual Return 2008	rr_AnnualReturn2008	(36.06%)
Annual Return 2009	rr_AnnualReturn2009	32.59%
Annual Return 2010	rr_AnnualReturn2010	16.55%
Annual Return 2011	rr_AnnualReturn2011	(4.70%)
Annual Return 2012	rr_AnnualReturn2012	14.42%
Annual Return 2013	rr_AnnualReturn2013	22.56%
Annual Return 2014	rr_AnnualReturn2014	4.86%
Annual Return 2015	rr_AnnualReturn2015	(3.34%)
Annual Return 2016	rr_AnnualReturn2016	9.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.09%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	9.18%
5 Years	rr_AverageAnnualReturnYear05	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2012	+10.93%
Lowest Quarter: 3rd Quarter 2015	-9.06%
Year-to-date total return as of 3/31/2017 is +6.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[27],[35]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2055 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%	[18]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2055 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[18]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2055 Fund) | Wells Fargo Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[18]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%	[18]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%	[18]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2055 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,269
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year	[28]
Annual Return 2012	rr_AnnualReturn2012	14.33%
Annual Return 2013	rr_AnnualReturn2013	22.37%
Annual Return 2014	rr_AnnualReturn2014	4.92%
Annual Return 2015	rr_AnnualReturn2015	(3.26%)
Annual Return 2016	rr_AnnualReturn2016	8.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.13%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.13%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	9.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%	[18]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2016	+4.92%
Lowest Quarter: 3rd Quarter 2015	-8.30%
Year-to-date total return as of 3/31/2017 is +6.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[36]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2060 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%	[20]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2060 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[20]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2060 Fund) | Wells Fargo Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[20]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2060 Fund) | Dow Jones Global Target 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[20]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2060 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[20]
(WFA Target Date Funds - Class R) | (Wells Fargo Dow Jones Target 2060 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	625
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,186
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,715
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	9.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.10%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	9.06%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently gradually withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 30% and 70%, respectively.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.3% - 15.3%
International	6.4% - 8.4%
US Small Cap Stock	2.6% - 4.6%
US REITs	1.5% - 3.5%
Emerging Markets	1.2% - 3.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	32.0% - 37.0%
U.S. Investment Grade Corporate Bond	15.4% - 20.4%
US Intermediate Government Bond	4.8% - 6.8%
TIPS	4.8% - 6.8%
Emerging Markets Bond	1.9% - 3.9%
U.S. High Yield	1.9%-3.9%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.17%
Lowest Quarter: 3rd Quarter 2008	-3.37%
Year-to-date total return as of 3/31/2017 is +1.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[38]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund) | Wells Fargo Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	4.04%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[39]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	791
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
Annual Return 2007	rr_AnnualReturn2007	5.59%
Annual Return 2008	rr_AnnualReturn2008	(3.65%)
Annual Return 2009	rr_AnnualReturn2009	9.05%
Annual Return 2010	rr_AnnualReturn2010	7.51%
Annual Return 2011	rr_AnnualReturn2011	4.22%
Annual Return 2012	rr_AnnualReturn2012	4.56%
Annual Return 2013	rr_AnnualReturn2013	0.40%
Annual Return 2014	rr_AnnualReturn2014	3.17%
Annual Return 2015	rr_AnnualReturn2015	(1.30%)
Annual Return 2016	rr_AnnualReturn2016	2.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.54%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	(3.63%)
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	2.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.23%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	1.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	1.68%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target Today Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,782
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	464
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	809
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,782
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1998
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2010. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2010 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.7% - 18.7%
International	7.4% - 9.4%
US Small Cap Stock	3.0% - 5.0%
US REITs	1.8% - 3.8%
Emerging Markets	1.5% - 3.5%
Fixed Income Securities
US Aggregate Bond ex Corporates	30.0% - 35.0%
U.S. Investment Grade Corporate Bond	14.4% - 19.4%
US Intermediate Government Bond	4.5% - 6.5%
TIPS	4.5% - 6.5%
Emerging Markets Bond	1.8% - 3.8%
U.S. High Yield	1.8%-3.8%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+8.05%
Lowest Quarter: 3rd Quarter 2008	-5.59%
Year-to-date total return as of 3/31/2017 is +1.64%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[40]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund) | Wells Fargo Target 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	3.95%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[39]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	798
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,474
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
Annual Return 2007	rr_AnnualReturn2007	6.58%
Annual Return 2008	rr_AnnualReturn2008	(11.24%)
Annual Return 2009	rr_AnnualReturn2009	12.31%
Annual Return 2010	rr_AnnualReturn2010	8.60%
Annual Return 2011	rr_AnnualReturn2011	3.48%
Annual Return 2012	rr_AnnualReturn2012	5.48%
Annual Return 2013	rr_AnnualReturn2013	1.91%
Annual Return 2014	rr_AnnualReturn2014	3.43%
Annual Return 2015	rr_AnnualReturn2015	(1.49%)
Annual Return 2016	rr_AnnualReturn2016	2.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.64%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	(3.24%)
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	2.38%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.93%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	1.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2010 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	822
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,812
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	471
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	822
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,812
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1998
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	16.1% - 21.1%
International	8.6% - 10.6%
US Small Cap Stock	3.6% - 5.6%
US REITs	2.3% - 4.3%
Emerging Markets	1.9% - 3.9%
Fixed Income Securities
US Aggregate Bond ex Corporates	27.6% - 32.6%
U.S. Investment Grade Corporate Bond	13.1% - 18.1%
TIPS	4.1% - 6.1%
US Intermediate Government Bond	4.1% - 6.1%
Emerging Markets Bond	1.6% - 3.6%
U.S. High Yield	1.6%-3.6%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+10.15%
Lowest Quarter: 4th Quarter 2008	-7.26%
Year-to-date total return as of 3/31/2017 is +2.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[41],[42]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2015 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2015 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2015 Fund) | Wells Fargo Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2015 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[39]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	793
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	963
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,453
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)	[43]
Annual Return 2008	rr_AnnualReturn2008	(16.50%)
Annual Return 2009	rr_AnnualReturn2009	15.69%
Annual Return 2010	rr_AnnualReturn2010	9.96%
Annual Return 2011	rr_AnnualReturn2011	2.69%
Annual Return 2012	rr_AnnualReturn2012	7.00%
Annual Return 2013	rr_AnnualReturn2013	4.35%
Annual Return 2014	rr_AnnualReturn2014	3.67%
Annual Return 2015	rr_AnnualReturn2015	(1.70%)
Annual Return 2016	rr_AnnualReturn2016	3.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(2.32%)
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2015 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.09%)
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2015 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.96%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	20.8% - 25.8%
International	11.5% - 13.5%
US Small Cap Stock	4.8% - 6.8%
US REITs	1.7% - 3.7%
Emerging Markets	2.8% - 4.8%
Fixed Income Securities
US Aggregate Bond ex Corporates	24.7% - 29.7%
U.S. Investment Grade Corporate Bond	13.2% - 15.2%
TIPS	2.0% - 4.0%
US Intermediate Government Bond	2.0% - 4.0%
Emerging Markets Bond	1.3% - 3.3%
U.S. High Yield	1.3%-3.3%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+12.41%
Lowest Quarter: 4th Quarter 2008	-10.77%
Year-to-date total return as of 3/31/2017 is +2.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[44]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund) | Wells Fargo Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.27%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.24%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[39]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	791
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
Annual Return 2007	rr_AnnualReturn2007	6.93%
Annual Return 2008	rr_AnnualReturn2008	(22.31%)
Annual Return 2009	rr_AnnualReturn2009	18.98%
Annual Return 2010	rr_AnnualReturn2010	11.24%
Annual Return 2011	rr_AnnualReturn2011	1.18%
Annual Return 2012	rr_AnnualReturn2012	8.37%
Annual Return 2013	rr_AnnualReturn2013	7.87%
Annual Return 2014	rr_AnnualReturn2014	4.00%
Annual Return 2015	rr_AnnualReturn2015	(1.84%)
Annual Return 2016	rr_AnnualReturn2016	4.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.76%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(1.59%)
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	2.71%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	1.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2020 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,782
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	464
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	809
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,782
1 Year	rr_AverageAnnualReturnYear01	2.59%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1998
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	26.2% - 31.2%
International	13.6% - 18.6%
US Small Cap Stock	6.2% - 8.2%
Emerging Markets	3.8% - 5.8%
US REITs	0.3% - 2.3%
Fixed Income Securities
US Aggregate Bond ex Corporates	21.1% - 26.1%
U.S. Investment Grade Corporate	11.3% - 13.3%
Emerging Markets Bond	1.0% - 3.0%
U.S. High Yield	1.0% - 3.0%
US Intermediate Government Bond	0.0% - 2.0%
TIPS	0.0% - 2.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+15.04%
Lowest Quarter: 4th Quarter 2008	-14.32%
Year-to-date total return as of 3/31/2017 is +3.44%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[42],[45]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2025 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2025 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2025 Fund) | Wells Fargo Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2025 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[46]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,433
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)	[43]
Annual Return 2008	rr_AnnualReturn2008	(26.84%)
Annual Return 2009	rr_AnnualReturn2009	23.51%
Annual Return 2010	rr_AnnualReturn2010	13.12%
Annual Return 2011	rr_AnnualReturn2011	(0.13%)
Annual Return 2012	rr_AnnualReturn2012	10.29%
Annual Return 2013	rr_AnnualReturn2013	11.69%
Annual Return 2014	rr_AnnualReturn2014	4.29%
Annual Return 2015	rr_AnnualReturn2015	(2.00%)
Annual Return 2016	rr_AnnualReturn2016	5.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +3.44%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.44%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(0.51%)
5 Years	rr_AverageAnnualReturnYear05	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2025 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2025 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	31.2% - 36.2%
International	17.3% - 22.3%
US Small Cap Stock	7.4% - 9.4%
Emerging Markets	4.9% - 6.9%
US REITs	0.0% - 1.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	16.3% - 21.3%
U.S. Investment Grade Corporate	8.8% - 10.8%
Emerging Markets Bond	0.6% - 2.6%
U.S. High Yield	0.6% - 2.6%
US Intermediate Government Bond	0.0% - 1.1%
TIPS	0.0% - 1.1%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+17.61%
Lowest Quarter: 4th Quarter 2008	-17.43%
Year-to-date total return as of 3/31/2017 is +4.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[47]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund) | Wells Fargo Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	4.84%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[39]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	791
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
Annual Return 2007	rr_AnnualReturn2007	7.28%
Annual Return 2008	rr_AnnualReturn2008	(31.75%)
Annual Return 2009	rr_AnnualReturn2009	27.37%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Annual Return 2011	rr_AnnualReturn2011	(1.90%)
Annual Return 2012	rr_AnnualReturn2012	11.74%
Annual Return 2013	rr_AnnualReturn2013	15.38%
Annual Return 2014	rr_AnnualReturn2014	4.53%
Annual Return 2015	rr_AnnualReturn2015	(2.02%)
Annual Return 2016	rr_AnnualReturn2016	6.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +4.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	5.84%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	2.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.89%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2030 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,782
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	464
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	809
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,782
1 Year	rr_AverageAnnualReturnYear01	4.94%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1998
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	35.7% - 40.7%
International	20.8% - 25.8%
US Small Cap Stock	8.5% - 10.5%
Emerging Markets	6.0% - 8.0%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	12.0% - 14.0%
US Investment Grade Corporate	5.8% - 7.8%
U.S. High Yield	0.1% - 2.1%
Emerging Markets Bond	0.0% - 2.1%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+19.56%
Lowest Quarter: 4th Quarter 2008	-19.45%
Year-to-date total return as of 3/31/2017 is +4.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[42],[48]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2035 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2035 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2035 Fund) | Wells Fargo Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	9.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2035 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[46]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	793
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	963
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,453
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)	[43]
Annual Return 2008	rr_AnnualReturn2008	(34.18%)
Annual Return 2009	rr_AnnualReturn2009	31.20%
Annual Return 2010	rr_AnnualReturn2010	15.67%
Annual Return 2011	rr_AnnualReturn2011	(3.11%)
Annual Return 2012	rr_AnnualReturn2012	13.29%
Annual Return 2013	rr_AnnualReturn2013	18.68%
Annual Return 2014	rr_AnnualReturn2014	4.85%
Annual Return 2015	rr_AnnualReturn2015	(2.41%)
Annual Return 2016	rr_AnnualReturn2016	7.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +4.92%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.92%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2035 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2035 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2040. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	38.2% - 43.2%
International	23.0% - 28.0%
US Small Cap Stock	9.2% - 11.2%
Emerging Markets	6.6% - 8.6%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	8.5% - 10.5%
U.S. Investment Grade Corporate Bond	3.9% - 5.9%
Emerging Markets Bond	0.0% - 1.8%
U.S. High Yield	0.0% - 1.8%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.62%
Lowest Quarter: 4th Quarter 2008	-20.87%
Year-to-date total return as of 3/31/2017 is +5.56%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[49]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund) | Wells Fargo Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.30%
5 Years	rr_AverageAnnualReturnYear05	9.82%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[46]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	791
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
Annual Return 2007	rr_AnnualReturn2007	7.41%
Annual Return 2008	rr_AnnualReturn2008	(36.36%)
Annual Return 2009	rr_AnnualReturn2009	32.37%
Annual Return 2010	rr_AnnualReturn2010	16.35%
Annual Return 2011	rr_AnnualReturn2011	(4.19%)
Annual Return 2012	rr_AnnualReturn2012	14.02%
Annual Return 2013	rr_AnnualReturn2013	21.17%
Annual Return 2014	rr_AnnualReturn2014	5.00%
Annual Return 2015	rr_AnnualReturn2015	(2.74%)
Annual Return 2016	rr_AnnualReturn2016	8.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.56%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	7.63%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	2.99%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	2.89%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2040 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,782
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	464
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	809
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,782
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	8.10%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1998
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.3% - 45.3%
International	24.8% - 29.8%
US Small Cap Stock	9.7% - 11.7%
Emerging Markets	7.2% - 9.2%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	5.5% - 7.5%
U.S. Investment Grade Corporate Bond	2.4% - 4.4%
Emerging Markets Bond	0.0% - 1.6%
U.S. High Yield	0.0% - 1.6%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.58%
Lowest Quarter: 4th Quarter 2008	-20.44%
Year-to-date total return as of 3/31/2017 is +6.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[42],[50]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2045 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2045 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2045 Fund) | Wells Fargo Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2045 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[46]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,464
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)	[43]
Annual Return 2008	rr_AnnualReturn2008	(35.62%)
Annual Return 2009	rr_AnnualReturn2009	32.90%
Annual Return 2010	rr_AnnualReturn2010	16.65%
Annual Return 2011	rr_AnnualReturn2011	(4.40%)
Annual Return 2012	rr_AnnualReturn2012	14.70%
Annual Return 2013	rr_AnnualReturn2013	22.54%
Annual Return 2014	rr_AnnualReturn2014	5.08%
Annual Return 2015	rr_AnnualReturn2015	(2.91%)
Annual Return 2016	rr_AnnualReturn2016	9.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.01%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.44%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	2.84%
5 Years	rr_AverageAnnualReturnYear05	8.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2045 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2045 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.86%
Lowest Quarter: 4th Quarter 2008	-20.66%
Year-to-date total return as of 3/31/2017 is +6.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[51],[52]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund) | Wells Fargo Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[46]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,433
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)	[53]
Annual Return 2008	rr_AnnualReturn2008	(35.90%)
Annual Return 2009	rr_AnnualReturn2009	33.03%
Annual Return 2010	rr_AnnualReturn2010	16.82%
Annual Return 2011	rr_AnnualReturn2011	(4.42%)
Annual Return 2012	rr_AnnualReturn2012	14.68%
Annual Return 2013	rr_AnnualReturn2013	22.80%
Annual Return 2014	rr_AnnualReturn2014	5.07%
Annual Return 2015	rr_AnnualReturn2015	(3.02%)
Annual Return 2016	rr_AnnualReturn2016	9.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.10%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Years	rr_AverageAnnualReturnYear05	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Years	rr_AverageAnnualReturnYear05	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2050 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,772
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	805
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,772
1 Year	rr_AverageAnnualReturnYear01	7.67%
5 Years	rr_AverageAnnualReturnYear05	8.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2012	+11.13%
Lowest Quarter: 3rd Quarter 2015	-9.01%
Year-to-date total return as of 3/31/2017 is +6.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[42],[54]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2055 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%	[18]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2055 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[18]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2055 Fund) | Wells Fargo Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[18]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%	[18]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%	[18]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2055 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[46]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,495
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)	[43]
Annual Return 2012	rr_AnnualReturn2012	14.75%
Annual Return 2013	rr_AnnualReturn2013	22.62%
Annual Return 2014	rr_AnnualReturn2014	5.16%
Annual Return 2015	rr_AnnualReturn2015	(3.02%)
Annual Return 2016	rr_AnnualReturn2016	9.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	8.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[18]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2055 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.55%
5 Years	rr_AverageAnnualReturnYear05	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%	[18]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2055 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.00%
5 Years	rr_AverageAnnualReturnYear05	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%	[18]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 83 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 60 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 114 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[37]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2016	+5.00%
Lowest Quarter: 3rd Quarter 2015	-8.20%
Year-to-date total return as of 3/31/2017 is +6.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016 (returns reflect applicable sales charges)	[55]
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%	[20]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[20]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund) | Wells Fargo Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[20]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund) | Dow Jones Global Target 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[20]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[20]
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[46]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,092
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,573
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,893
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	9.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.21%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.21%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	3.11%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(1.54%)	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(1.22%)	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Target Date Funds - Classes A and C) | (Wells Fargo Dow Jones Target 2060 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,436
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,205
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	777
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,436
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,205
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently gradually withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 30% and 70%, respectively.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.3% - 15.3%
International	6.4% - 8.4%
US Small Cap Stock	2.6% - 4.6%
US REITs	1.5% - 3.5%
Emerging Markets	1.2% - 3.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	32.0% - 37.0%
U.S. Investment Grade Corporate Bond	15.4% - 20.4%
US Intermediate Government Bond	4.8% - 6.8%
TIPS	4.8% - 6.8%
Emerging Markets Bond	1.9% - 3.9%
U.S. High Yield	1.9%-3.9%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.24%
Lowest Quarter: 3rd Quarter 2008	-3.32%
Year-to-date total return as of 3/31/2017 is +1.60%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[57]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target Today Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target Today Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target Today Fund) | Wells Fargo Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	4.04%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target Today Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2007	rr_AnnualReturn2007	5.91%
Annual Return 2008	rr_AnnualReturn2008	(3.38%)
Annual Return 2009	rr_AnnualReturn2009	9.34%
Annual Return 2010	rr_AnnualReturn2010	7.65%
Annual Return 2011	rr_AnnualReturn2011	4.42%
Annual Return 2012	rr_AnnualReturn2012	4.74%
Annual Return 2013	rr_AnnualReturn2013	0.55%
Annual Return 2014	rr_AnnualReturn2014	3.27%
Annual Return 2015	rr_AnnualReturn2015	(1.13%)
Annual Return 2016	rr_AnnualReturn2016	2.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.60%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.60%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	2.35%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	3.30%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.70%
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2010 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2010. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2010 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.7% - 18.7%
International	7.4% - 9.4%
US Small Cap Stock	3.0% - 5.0%
US REITs	1.8% - 3.8%
Emerging Markets	1.5% - 3.5%
Fixed Income Securities
US Aggregate Bond ex Corporates	30.0% - 35.0%
U.S. Investment Grade Corporate Bond	14.4% - 19.4%
US Intermediate Government Bond	4.5% - 6.5%
TIPS	4.5% - 6.5%
Emerging Markets Bond	1.8% - 3.8%
U.S. High Yield	1.8%-3.8%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+8.03%
Lowest Quarter: 3rd Quarter 2008	-5.46%
Year-to-date total return as of 3/31/2017 is +1.70%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[58]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2010 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2010 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2010 Fund) | Wells Fargo Target 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	3.95%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2010 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 855
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2007	rr_AnnualReturn2007	6.94%
Annual Return 2008	rr_AnnualReturn2008	(11.02%)
Annual Return 2009	rr_AnnualReturn2009	12.59%
Annual Return 2010	rr_AnnualReturn2010	8.80%
Annual Return 2011	rr_AnnualReturn2011	3.70%
Annual Return 2012	rr_AnnualReturn2012	5.62%
Annual Return 2013	rr_AnnualReturn2013	2.06%
Annual Return 2014	rr_AnnualReturn2014	3.64%
Annual Return 2015	rr_AnnualReturn2015	(1.34%)
Annual Return 2016	rr_AnnualReturn2016	2.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.70%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.70%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	2.68%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	3.18%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	2.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	2.20%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	16.1% - 21.1%
International	8.6% - 10.6%
US Small Cap Stock	3.6% - 5.6%
US REITs	2.3% - 4.3%
Emerging Markets	1.9% - 3.9%
Fixed Income Securities
US Aggregate Bond ex Corporates	27.6% - 32.6%
U.S. Investment Grade Corporate Bond	13.1% - 18.1%
TIPS	4.1% - 6.1%
US Intermediate Government Bond	4.1% - 6.1%
Emerging Markets Bond	1.6% - 3.6%
U.S. High Yield	1.6%-3.6%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+9.98%
Lowest Quarter: 4th Quarter 2008	-7.19%
Year-to-date total return as of 3/31/2017 is +2.28%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[59]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2015 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2015 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2015 Fund) | Wells Fargo Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2015 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 833
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2008	rr_AnnualReturn2008	(16.53%)
Annual Return 2009	rr_AnnualReturn2009	15.79%
Annual Return 2010	rr_AnnualReturn2010	9.97%
Annual Return 2011	rr_AnnualReturn2011	2.67%
Annual Return 2012	rr_AnnualReturn2012	6.85%
Annual Return 2013	rr_AnnualReturn2013	4.60%
Annual Return 2014	rr_AnnualReturn2014	3.81%
Annual Return 2015	rr_AnnualReturn2015	(1.63%)
Annual Return 2016	rr_AnnualReturn2016	3.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.28%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.28%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.52%
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	20.8% - 25.8%
International	11.5% - 13.5%
US Small Cap Stock	4.8% - 6.8%
US REITs	1.7% - 3.7%
Emerging Markets	2.8% - 4.8%
Fixed Income Securities
US Aggregate Bond ex Corporates	24.7% - 29.7%
U.S. Investment Grade Corporate Bond	13.2% - 15.2%
TIPS	2.0% - 4.0%
US Intermediate Government Bond	2.0% - 4.0%
Emerging Markets Bond	1.3% - 3.3%
U.S. High Yield	1.3%-3.3%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+12.39%
Lowest Quarter: 4th Quarter 2008	-10.71%
Year-to-date total return as of 3/31/2017 is +2.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[60]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2020 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2020 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2020 Fund) | Wells Fargo Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.27%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.24%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2020 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2007	rr_AnnualReturn2007	7.32%
Annual Return 2008	rr_AnnualReturn2008	(22.06%)
Annual Return 2009	rr_AnnualReturn2009	19.20%
Annual Return 2010	rr_AnnualReturn2010	11.45%
Annual Return 2011	rr_AnnualReturn2011	1.34%
Annual Return 2012	rr_AnnualReturn2012	8.51%
Annual Return 2013	rr_AnnualReturn2013	8.07%
Annual Return 2014	rr_AnnualReturn2014	4.12%
Annual Return 2015	rr_AnnualReturn2015	(1.73%)
Annual Return 2016	rr_AnnualReturn2016	4.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.72%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.72%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.95%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	26.2% - 31.2%
International	13.6% - 18.6%
US Small Cap Stock	6.2% - 8.2%
Emerging Markets	3.8% - 5.8%
US REITs	0.3% - 2.3%
Fixed Income Securities
US Aggregate Bond ex Corporates	21.1% - 26.1%
U.S. Investment Grade Corporate	11.3% - 13.3%
Emerging Markets Bond	1.0% - 3.0%
U.S. High Yield	1.0% - 3.0%
US Intermediate Government Bond	0.0% - 2.0%
TIPS	0.0% - 2.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+15.09%
Lowest Quarter: 4th Quarter 2008	-14.28%
Year-to-date total return as of 3/31/2017 is +3.52%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[61]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2025 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2025 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2025 Fund) | Wells Fargo Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2025 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	356
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 811
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2008	rr_AnnualReturn2008	(26.65%)
Annual Return 2009	rr_AnnualReturn2009	23.51%
Annual Return 2010	rr_AnnualReturn2010	13.11%
Annual Return 2011	rr_AnnualReturn2011	(0.13%)
Annual Return 2012	rr_AnnualReturn2012	10.28%
Annual Return 2013	rr_AnnualReturn2013	11.82%
Annual Return 2014	rr_AnnualReturn2014	4.38%
Annual Return 2015	rr_AnnualReturn2015	(1.80%)
Annual Return 2016	rr_AnnualReturn2016	5.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +3.52%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	5.96%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.70%
5 Years	rr_AverageAnnualReturnYear05	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	31.2% - 36.2%
International	17.3% - 22.3%
US Small Cap Stock	7.4% - 9.4%
Emerging Markets	4.9% - 6.9%
US REITs	0.0% - 1.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	16.3% - 21.3%
U.S. Investment Grade Corporate	8.8% - 10.8%
Emerging Markets Bond	0.6% - 2.6%
U.S. High Yield	0.6% - 2.6%
US Intermediate Government Bond	0.0% - 1.1%
TIPS	0.0% - 1.1%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+17.79%
Lowest Quarter: 4th Quarter 2008	-17.35%
Year-to-date total return as of 3/31/2017 is +4.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2030 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2030 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2030 Fund) | Wells Fargo Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	4.84%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2030 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2007	rr_AnnualReturn2007	7.61%
Annual Return 2008	rr_AnnualReturn2008	(31.54%)
Annual Return 2009	rr_AnnualReturn2009	27.70%
Annual Return 2010	rr_AnnualReturn2010	14.60%
Annual Return 2011	rr_AnnualReturn2011	(1.72%)
Annual Return 2012	rr_AnnualReturn2012	11.87%
Annual Return 2013	rr_AnnualReturn2013	15.58%
Annual Return 2014	rr_AnnualReturn2014	4.71%
Annual Return 2015	rr_AnnualReturn2015	(1.92%)
Annual Return 2016	rr_AnnualReturn2016	6.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +4.29%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	6.87%
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 Years	rr_AverageAnnualReturnYear10	4.16%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.75%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.45%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	35.7% - 40.7%
International	20.8% - 25.8%
US Small Cap Stock	8.5% - 10.5%
Emerging Markets	6.0% - 8.0%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	12.0% - 14.0%
US Investment Grade Corporate	5.8% - 7.8%
U.S. High Yield	0.1% - 2.1%
Emerging Markets Bond	0.0% - 2.1%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+19.51%
Lowest Quarter: 4th Quarter 2008	-19.31%
Year-to-date total return as of 3/31/2017 is +4.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[62]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2035 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2035 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2035 Fund) | Wells Fargo Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	9.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2035 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 833
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2008	rr_AnnualReturn2008	(34.10%)
Annual Return 2009	rr_AnnualReturn2009	30.49%
Annual Return 2010	rr_AnnualReturn2010	15.79%
Annual Return 2011	rr_AnnualReturn2011	(3.14%)
Annual Return 2012	rr_AnnualReturn2012	13.31%
Annual Return 2013	rr_AnnualReturn2013	18.81%
Annual Return 2014	rr_AnnualReturn2014	4.93%
Annual Return 2015	rr_AnnualReturn2015	(2.23%)
Annual Return 2016	rr_AnnualReturn2016	7.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +4.99%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.99%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2040. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	38.2% - 43.2%
International	23.0% - 28.0%
US Small Cap Stock	9.2% - 11.2%
Emerging Markets	6.6% - 8.6%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	8.5% - 10.5%
U.S. Investment Grade Corporate Bond	3.9% - 5.9%
Emerging Markets Bond	0.0% - 1.8%
U.S. High Yield	0.0% - 1.8%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.64%
Lowest Quarter: 4th Quarter 2008	-20.91%
Year-to-date total return as of 3/31/2017 is +5.61%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[63]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2040 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2040 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2040 Fund) | Wells Fargo Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.30%
5 Years	rr_AverageAnnualReturnYear05	9.82%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2040 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2007	rr_AnnualReturn2007	7.74%
Annual Return 2008	rr_AnnualReturn2008	(36.23%)
Annual Return 2009	rr_AnnualReturn2009	32.68%
Annual Return 2010	rr_AnnualReturn2010	16.60%
Annual Return 2011	rr_AnnualReturn2011	(4.03%)
Annual Return 2012	rr_AnnualReturn2012	14.25%
Annual Return 2013	rr_AnnualReturn2013	21.37%
Annual Return 2014	rr_AnnualReturn2014	5.13%
Annual Return 2015	rr_AnnualReturn2015	(2.61%)
Annual Return 2016	rr_AnnualReturn2016	8.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.61%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.91%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.3% - 45.3%
International	24.8% - 29.8%
US Small Cap Stock	9.7% - 11.7%
Emerging Markets	7.2% - 9.2%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	5.5% - 7.5%
U.S. Investment Grade Corporate Bond	2.4% - 4.4%
Emerging Markets Bond	0.0% - 1.6%
U.S. High Yield	0.0% - 1.6%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.59%
Lowest Quarter: 4th Quarter 2008	-20.25%
Year-to-date total return as of 3/31/2017 is +5.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[64]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2045 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2045 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2045 Fund) | Well Fargo Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2045 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 844
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2008	rr_AnnualReturn2008	(35.54%)
Annual Return 2009	rr_AnnualReturn2009	32.73%
Annual Return 2010	rr_AnnualReturn2010	16.74%
Annual Return 2011	rr_AnnualReturn2011	(4.43%)
Annual Return 2012	rr_AnnualReturn2012	14.64%
Annual Return 2013	rr_AnnualReturn2013	22.65%
Annual Return 2014	rr_AnnualReturn2014	5.32%
Annual Return 2015	rr_AnnualReturn2015	(2.82%)
Annual Return 2016	rr_AnnualReturn2016	9.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.96%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	9.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	8.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.79%
5 Years	rr_AverageAnnualReturnYear05	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.82%
Lowest Quarter: 4th Quarter 2008	-20.64%
Year-to-date total return as of 3/31/2017 is +6.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[65]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2050 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2050 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2050 Fund) | Wells Fargo Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2050 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	356
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 811
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2008	rr_AnnualReturn2008	(35.92%)
Annual Return 2009	rr_AnnualReturn2009	32.85%
Annual Return 2010	rr_AnnualReturn2010	16.93%
Annual Return 2011	rr_AnnualReturn2011	(4.47%)
Annual Return 2012	rr_AnnualReturn2012	14.76%
Annual Return 2013	rr_AnnualReturn2013	22.86%
Annual Return 2014	rr_AnnualReturn2014	5.29%
Annual Return 2015	rr_AnnualReturn2015	(2.93%)
Annual Return 2016	rr_AnnualReturn2016	9.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.19%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.19%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	9.53%
5 Years	rr_AverageAnnualReturnYear05	9.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.00%
5 Years	rr_AverageAnnualReturnYear05	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2012	+11.15%
Lowest Quarter: 3rd Quarter 2015	-8.99%
Year-to-date total return as of 3/31/2017 is +6.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[66]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2055 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%	[18]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2055 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[18]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2055 Fund) | Wells Fargo Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[18]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%	[18]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%	[18]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2055 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	383
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 878
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2012	rr_AnnualReturn2012	14.78%
Annual Return 2013	rr_AnnualReturn2013	22.75%
Annual Return 2014	rr_AnnualReturn2014	5.35%
Annual Return 2015	rr_AnnualReturn2015	(2.90%)
Annual Return 2016	rr_AnnualReturn2016	9.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.99%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	9.44%
5 Years	rr_AverageAnnualReturnYear05	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.89%	[18]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2055 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.91%
5 Years	rr_AverageAnnualReturnYear05	9.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%	[18]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2055 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%	[18]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[56]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2016	+5.02%
Lowest Quarter: 3rd Quarter 2015	-8.20%
Year-to-date total return as of 3/31/2017 is +6.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[67]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2060 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%	[20]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2060 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[20]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2060 Fund) | Wells Fargo Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[20]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2060 Fund) | Dow Jones Global Target 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[20]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2060 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[20]
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2060 Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	521
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,015
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,375
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	9.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.18%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.18%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2060 Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.19%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Target Date Funds - Administrator Class) | (Wells Fargo Dow Jones Target 2060 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.62%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently gradually withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 30% and 70%, respectively.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.3% - 15.3%
International	6.4% - 8.4%
US Small Cap Stock	2.6% - 4.6%
US REITs	1.5% - 3.5%
Emerging Markets	1.2% - 3.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	32.0% - 37.0%
U.S. Investment Grade Corporate Bond	15.4% - 20.4%
US Intermediate Government Bond	4.8% - 6.8%
TIPS	4.8% - 6.8%
Emerging Markets Bond	1.9% - 3.9%
U.S. High Yield	1.9%-3.9%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2009	+6.40%
Lowest Quarter: 3rd Quarter 2008	-3.26%
Year-to-date total return as of 3/31/2017 is +1.60%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[69],[70]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target Today Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target Today Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target Today Fund) | Wells Fargo Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	4.04%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target Today Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[71]
Annual Return 2007	rr_AnnualReturn2007	6.14%
Annual Return 2008	rr_AnnualReturn2008	(3.17%)
Annual Return 2009	rr_AnnualReturn2009	9.69%
Annual Return 2010	rr_AnnualReturn2010	7.99%
Annual Return 2011	rr_AnnualReturn2011	4.86%
Annual Return 2012	rr_AnnualReturn2012	5.06%
Annual Return 2013	rr_AnnualReturn2013	0.77%
Annual Return 2014	rr_AnnualReturn2014	3.57%
Annual Return 2015	rr_AnnualReturn2015	(0.97%)
Annual Return 2016	rr_AnnualReturn2016	2.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.60%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.60%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	2.56%
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2010 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2010. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2010 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	13.7% - 18.7%
International	7.4% - 9.4%
US Small Cap Stock	3.0% - 5.0%
US REITs	1.8% - 3.8%
Emerging Markets	1.5% - 3.5%
Fixed Income Securities
US Aggregate Bond ex Corporates	30.0% - 35.0%
U.S. Investment Grade Corporate Bond	14.4% - 19.4%
US Intermediate Government Bond	4.5% - 6.5%
TIPS	4.5% - 6.5%
Emerging Markets Bond	1.8% - 3.8%
U.S. High Yield	1.8%-3.8%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+8.15%
Lowest Quarter: 3rd Quarter 2008	-5.48%
Year-to-date total return as of 3/31/2017 is +1.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[72],[73]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2010 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2010 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2010 Fund) | Wells Fargo Target 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	3.95%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2010 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 613
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[74]
Annual Return 2007	rr_AnnualReturn2007	7.10%
Annual Return 2008	rr_AnnualReturn2008	(10.75%)
Annual Return 2009	rr_AnnualReturn2009	12.76%
Annual Return 2010	rr_AnnualReturn2010	9.19%
Annual Return 2011	rr_AnnualReturn2011	4.06%
Annual Return 2012	rr_AnnualReturn2012	6.03%
Annual Return 2013	rr_AnnualReturn2013	2.30%
Annual Return 2014	rr_AnnualReturn2014	3.86%
Annual Return 2015	rr_AnnualReturn2015	(1.16%)
Annual Return 2016	rr_AnnualReturn2016	2.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +1.78%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.48%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	16.1% - 21.1%
International	8.6% - 10.6%
US Small Cap Stock	3.6% - 5.6%
US REITs	2.3% - 4.3%
Emerging Markets	1.9% - 3.9%
Fixed Income Securities
US Aggregate Bond ex Corporates	27.6% - 32.6%
U.S. Investment Grade Corporate Bond	13.1% - 18.1%
TIPS	4.1% - 6.1%
US Intermediate Government Bond	4.1% - 6.1%
Emerging Markets Bond	1.6% - 3.6%
U.S. High Yield	1.6%-3.6%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+10.20%
Lowest Quarter: 4th Quarter 2008	-7.21%
Year-to-date total return as of 3/31/2017 is +2.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[73],[75]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2015 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2015 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2015 Fund) | Wells Fargo Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2015 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	140
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 590
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[74]
Annual Return 2008	rr_AnnualReturn2008	(16.35%)
Annual Return 2009	rr_AnnualReturn2009	15.95%
Annual Return 2010	rr_AnnualReturn2010	10.35%
Annual Return 2011	rr_AnnualReturn2011	3.05%
Annual Return 2012	rr_AnnualReturn2012	7.37%
Annual Return 2013	rr_AnnualReturn2013	4.80%
Annual Return 2014	rr_AnnualReturn2014	4.06%
Annual Return 2015	rr_AnnualReturn2015	(1.49%)
Annual Return 2016	rr_AnnualReturn2016	4.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.21%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.21%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[76]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	20.8% - 25.8%
International	11.5% - 13.5%
US Small Cap Stock	4.8% - 6.8%
US REITs	1.7% - 3.7%
Emerging Markets	2.8% - 4.8%
Fixed Income Securities
US Aggregate Bond ex Corporates	24.7% - 29.7%
U.S. Investment Grade Corporate Bond	13.2% - 15.2%
TIPS	2.0% - 4.0%
US Intermediate Government Bond	2.0% - 4.0%
Emerging Markets Bond	1.3% - 3.3%
U.S. High Yield	1.3%-3.3%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+12.48%
Lowest Quarter: 4th Quarter 2008	-10.72%
Year-to-date total return as of 3/31/2017 is +2.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[77],[78]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2020 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2020 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2020 Fund) | Wells Fargo Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.27%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.24%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2020 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[71]
Annual Return 2007	rr_AnnualReturn2007	7.55%
Annual Return 2008	rr_AnnualReturn2008	(21.92%)
Annual Return 2009	rr_AnnualReturn2009	19.65%
Annual Return 2010	rr_AnnualReturn2010	11.81%
Annual Return 2011	rr_AnnualReturn2011	1.63%
Annual Return 2012	rr_AnnualReturn2012	9.00%
Annual Return 2013	rr_AnnualReturn2013	8.30%
Annual Return 2014	rr_AnnualReturn2014	4.31%
Annual Return 2015	rr_AnnualReturn2015	(1.53%)
Annual Return 2016	rr_AnnualReturn2016	4.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +2.84%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.84%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	4.75%
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	26.2% - 31.2%
International	13.6% - 18.6%
US Small Cap Stock	6.2% - 8.2%
Emerging Markets	3.8% - 5.8%
US REITs	0.3% - 2.3%
Fixed Income Securities
US Aggregate Bond ex Corporates	21.1% - 26.1%
U.S. Investment Grade Corporate	11.3% - 13.3%
Emerging Markets Bond	1.0% - 3.0%
U.S. High Yield	1.0% - 3.0%
US Intermediate Government Bond	0.0% - 2.0%
TIPS	0.0% - 2.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+15.09%
Lowest Quarter: 4th Quarter 2008	-14.28%
Year-to-date total return as of 3/31/2017 is +3.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[78],[79]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2025 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	14.26%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2025 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2025 Fund) | Wells Fargo Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2025 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	136
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 568
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[71]
Annual Return 2008	rr_AnnualReturn2008	(26.70%)
Annual Return 2009	rr_AnnualReturn2009	23.80%
Annual Return 2010	rr_AnnualReturn2010	13.53%
Annual Return 2011	rr_AnnualReturn2011	0.23%
Annual Return 2012	rr_AnnualReturn2012	10.76%
Annual Return 2013	rr_AnnualReturn2013	12.11%
Annual Return 2014	rr_AnnualReturn2014	4.60%
Annual Return 2015	rr_AnnualReturn2015	(1.60%)
Annual Return 2016	rr_AnnualReturn2016	5.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +3.53%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%	[76]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10Yr Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	31.2% - 36.2%
International	17.3% - 22.3%
US Small Cap Stock	7.4% - 9.4%
Emerging Markets	4.9% - 6.9%
US REITs	0.0% - 1.2%
Fixed Income Securities
US Aggregate Bond ex Corporates	16.3% - 21.3%
U.S. Investment Grade Corporate	8.8% - 10.8%
Emerging Markets Bond	0.6% - 2.6%
U.S. High Yield	0.6% - 2.6%
US Intermediate Government Bond	0.0% - 1.1%
TIPS	0.0% - 1.1%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+17.78%
Lowest Quarter: 4th Quarter 2008	-17.37%
Year-to-date total return as of 3/31/2017 is +4.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[80],[81]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2030 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2030 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2030 Fund) | Wells Fargo Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	4.84%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2030 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[82]
Annual Return 2007	rr_AnnualReturn2007	7.84%
Annual Return 2008	rr_AnnualReturn2008	(31.38%)
Annual Return 2009	rr_AnnualReturn2009	27.99%
Annual Return 2010	rr_AnnualReturn2010	15.00%
Annual Return 2011	rr_AnnualReturn2011	(1.37%)
Annual Return 2012	rr_AnnualReturn2012	12.30%
Annual Return 2013	rr_AnnualReturn2013	15.92%
Annual Return 2014	rr_AnnualReturn2014	4.86%
Annual Return 2015	rr_AnnualReturn2015	(1.66%)
Annual Return 2016	rr_AnnualReturn2016	7.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +4.29%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	7.06%
5 Years	rr_AverageAnnualReturnYear05	7.52%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	35.7% - 40.7%
International	20.8% - 25.8%
US Small Cap Stock	8.5% - 10.5%
Emerging Markets	6.0% - 8.0%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	12.0% - 14.0%
US Investment Grade Corporate	5.8% - 7.8%
U.S. High Yield	0.1% - 2.1%
Emerging Markets Bond	0.0% - 2.1%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+19.62%
Lowest Quarter: 4th Quarter 2008	-19.41%
Year-to-date total return as of 3/31/2017 is +5.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[78],[83]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2035 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	14.26%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2035 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2035 Fund) | Wells Fargo Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	9.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[76]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2035 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	140
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 590
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[71]
Annual Return 2008	rr_AnnualReturn2008	(34.05%)
Annual Return 2009	rr_AnnualReturn2009	31.51%
Annual Return 2010	rr_AnnualReturn2010	16.09%
Annual Return 2011	rr_AnnualReturn2011	(2.76%)
Annual Return 2012	rr_AnnualReturn2012	13.69%
Annual Return 2013	rr_AnnualReturn2013	19.15%
Annual Return 2014	rr_AnnualReturn2014	5.15%
Annual Return 2015	rr_AnnualReturn2015	(2.12%)
Annual Return 2016	rr_AnnualReturn2016	8.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.00%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.09%
5 Years	rr_AverageAnnualReturnYear05	8.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[76]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2040. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	38.2% - 43.2%
International	23.0% - 28.0%
US Small Cap Stock	9.2% - 11.2%
Emerging Markets	6.6% - 8.6%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	8.5% - 10.5%
U.S. Investment Grade Corporate Bond	3.9% - 5.9%
Emerging Markets Bond	0.0% - 1.8%
U.S. High Yield	0.0% - 1.8%
US Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.73%
Lowest Quarter: 4th Quarter 2008	-20.84%
Year-to-date total return as of 3/31/2017 is +5.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[78],[84]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2040 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2040 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2040 Fund) | Wells Fargo Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.30%
5 Years	rr_AverageAnnualReturnYear05	9.82%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2040 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[85]
Annual Return 2007	rr_AnnualReturn2007	7.98%
Annual Return 2008	rr_AnnualReturn2008	(36.06%)
Annual Return 2009	rr_AnnualReturn2009	33.03%
Annual Return 2010	rr_AnnualReturn2010	16.97%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Annual Return 2012	rr_AnnualReturn2012	14.67%
Annual Return 2013	rr_AnnualReturn2013	21.61%
Annual Return 2014	rr_AnnualReturn2014	5.38%
Annual Return 2015	rr_AnnualReturn2015	(2.46%)
Annual Return 2016	rr_AnnualReturn2016	8.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.66%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.66%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.99%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.3% - 45.3%
International	24.8% - 29.8%
US Small Cap Stock	9.7% - 11.7%
Emerging Markets	7.2% - 9.2%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	5.5% - 7.5%
U.S. Investment Grade Corporate Bond	2.4% - 4.4%
Emerging Markets Bond	0.0% - 1.6%
U.S. High Yield	0.0% - 1.6%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.64%
Lowest Quarter: 4th Quarter 2008	-20.41%
Year-to-date total return as of 3/31/2017 is +5.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[78],[86]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2045 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2045 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2045 Fund) | Wells Fargo Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2045 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 601
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[71]
Annual Return 2008	rr_AnnualReturn2008	(35.50%)
Annual Return 2009	rr_AnnualReturn2009	33.21%
Annual Return 2010	rr_AnnualReturn2010	17.07%
Annual Return 2011	rr_AnnualReturn2011	(4.06%)
Annual Return 2012	rr_AnnualReturn2012	15.11%
Annual Return 2013	rr_AnnualReturn2013	23.03%
Annual Return 2014	rr_AnnualReturn2014	5.46%
Annual Return 2015	rr_AnnualReturn2015	(2.63%)
Annual Return 2016	rr_AnnualReturn2016	9.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +5.99%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.99%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	9.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 2nd Quarter 2009	+20.91%
Lowest Quarter: 4th Quarter 2008	-20.62%
Year-to-date total return as of 3/31/2017 is +6.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[78],[87]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2050 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2050 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2050 Fund) | Wells Fargo Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[9]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2050 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	136
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 568
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[71]
Annual Return 2008	rr_AnnualReturn2008	(35.78%)
Annual Return 2009	rr_AnnualReturn2009	33.34%
Annual Return 2010	rr_AnnualReturn2010	17.25%
Annual Return 2011	rr_AnnualReturn2011	(4.07%)
Annual Return 2012	rr_AnnualReturn2012	15.21%
Annual Return 2013	rr_AnnualReturn2013	23.07%
Annual Return 2014	rr_AnnualReturn2014	5.57%
Annual Return 2015	rr_AnnualReturn2015	(2.72%)
Annual Return 2016	rr_AnnualReturn2016	9.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.27%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.62%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	9.72%
5 Years	rr_AverageAnnualReturnYear05	9.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%	[9]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2012	+11.23%
Lowest Quarter: 3rd Quarter 2015	-8.92%
Year-to-date total return as of 3/31/2017 is +6.28%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[78],[88]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2055 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%	[18]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2055 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[18]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2055 Fund) | Wells Fargo Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[18]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%	[18]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%	[18]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2055 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 635
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year	[71]
Annual Return 2012	rr_AnnualReturn2012	15.15%
Annual Return 2013	rr_AnnualReturn2013	23.12%
Annual Return 2014	rr_AnnualReturn2014	5.45%
Annual Return 2015	rr_AnnualReturn2015	(2.71%)
Annual Return 2016	rr_AnnualReturn2016	9.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.28%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.28%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.92%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	9.72%
5 Years	rr_AverageAnnualReturnYear05	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[18]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[68]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-cap companies, international developed markets and emerging markets allocations are designed to replicate the performance of indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor . The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

While the Fund invests exclusively in Underlying Funds that track an index, the Fund does not track a published index. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Allocation

The following table provides the Fund's allocation ranges to various asset classes as of the date of this prospectus.

Asset Class	Target Allocation
Equity Securities
US Large Cap Stock	40.7% - 45.7%
International	25.2% - 30.2%
US Small Cap Stock	9.8% - 11.8%
Emerging Markets	7.3% - 9.3%
US REITs	0.0% - 0.0%
Fixed Income Securities
US Aggregate Bond ex Corporates	4.9% - 6.9%
U.S. Investment Grade Corporate Bond	2.1% - 4.1%
Emerging Markets Bond	0.0% - 1.5%
U.S. High Yield	0.0% - 1.5%
Intermediate Government Bond	0.0% - 0.0%
TIPS	0.0% - 0.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 3rd Quarter 2016	+4.99%
Lowest Quarter: 3rd Quarter 2015	-8.20%
Year-to-date total return as of 3/31/2017 is +6.30%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[89]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2060 Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%	[20]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2060 Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[20]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2060 Fund) | Wells Fargo Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[20]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2060 Fund) | Dow Jones Global Target 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[20]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2060 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[20]
(WFA Target Date Funds - Class R4) | (Wells Fargo Dow Jones Target 2060 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	911
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,164
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	9.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2017 is +6.30%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.30%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.99%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	9.67%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[20]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target Today Index with the S&P 500 Index and the Wells Fargo Target Today Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[3]	Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses.
[4]	The Manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired money market fund fees and expenses (if any), and extraordinary expenses are excluded from the cap. Acquired fund fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses.
[6]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2010 Index with the S&P 500 Index and the Wells Fargo Target 2010 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[7]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2015 Index with the S&P 500 Index and the Wells Fargo Target 2015 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[8]	Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses.
[9]	Performance Since 6/29/2007
[10]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2020 Index with the S&P 500 Index and the Wells Fargo Target 2020 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[11]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2025 Index with the S&P 500 Index and the Wells Fargo Target 2025 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[12]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2030 Index with the S&P 500 Index and the Wells Fargo Target 2030 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[13]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2035 Index with the S&P 500 Index and the Wells Fargo Target 2035 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[14]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2040 Index with the S&P 500 Index and the Wells Fargo Target 2040 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[15]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2045 Index with the S&P 500 Index and the Wells Fargo Target 2045 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[16]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2050 Index with the S&P 500 Index and the Wells Fargo Target 2050 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[17]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2055 Index with the S&P 500 Index and the Wells Fargo Target 2055 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[18]	Performance Since 6/30/2011
[19]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2060 Index with the S&P 500 Index and the Wells Fargo Target 2060 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[20]	Performance Since 6/30/2015
[21]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[22]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target Today Index with the S&P 500 Index and the Wells Fargo Target Today Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[23]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.
[24]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.
[25]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2010 Index with the S&P 500 Index and the Wells Fargo Target 2010 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[26]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2015 Index with the S&P 500 Index and the Wells Fargo Target 2015 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[27]	Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares.
[28]	Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares.
[29]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2020 Index with the S&P 500 Index and the Wells Fargo Target 2020 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[30]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2025 Index with the S&P 500 Index and the Wells Fargo Target 2025 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[31]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2030 Index with the S&P 500 Index and the Wells Fargo Target 2030 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[32]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2035 Index with the S&P 500 Index and the Wells Fargo Target 2035 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[33]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2045 Index with the S&P 500 Index and the Wells Fargo Target 2045 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[34]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2050 Index with the S&P 500 Index and the Wells Fargo Target 2050 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[35]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2055 Index with the S&P 500 Index and the Wells Fargo Target 2055 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[36]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2060 Index with the S&P 500 Index and the Wells Fargo Target 2060 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[37]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[38]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target Today Index with the S&P 500 Index and the Wells Fargo Target Today Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[39]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[40]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2010 Index with the S&P 500 Index and the Wells Fargo Target 2010 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[41]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2015 Index with the S&P 500 Index and the Wells Fargo Target 2015 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[42]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares.
[43]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares.
[44]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2020 Index with the S&P 500 Index and the Wells Fargo Target 2020 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[45]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2025 Index with the S&P 500 Index and the Wells Fargo Target 2025 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[46]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[47]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2030 Index with the S&P 500 Index and the Wells Fargo Target 2030 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[48]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2035 Index with the S&P 500 Index and the Wells Fargo Target 2035 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[49]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2040 Index with the S&P 500 Index and the Wells Fargo Target 2040 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[50]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2045 Index with the S&P 500 Index and the Wells Fargo Target 2045 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[51]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2050 Index with the S&P 500 Index and the Wells Fargo Target 2050 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[52]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares.
[53]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares.
[54]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2055 Index with the S&P 500 Index and the Wells Fargo Target 2055 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[55]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2060 Index with the S&P 500 Index and the Wells Fargo Target 2060 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[56]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[57]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target Today Index with the S&P 500 Index and the Wells Fargo Target Today Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[58]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2010 Index with the S&P 500 Index and the Wells Fargo Target 2010 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[59]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2015 Index with the S&P 500 Index and the Wells Fargo Target 2015 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[60]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2020 Index with the S&P 500 Index and the Wells Fargo Target 2020 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[61]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2025 Index with the S&P 500 Index and the Wells Fargo Target 2025 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[62]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2035 Index with the S&P 500 Index and the Wells Fargo Target 2035 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[63]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2040 Index with the S&P 500 Index and the Wells Fargo Target 2040 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[64]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2045 Index with the S&P 500 Index and the Wells Fargo Target 2045 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[65]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2050 Index with the S&P 500 Index and the Wells Fargo Target 2050 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[66]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2055 Index with the S&P 500 Index and the Wells Fargo Target 2055 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[67]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2060 Index with the S&P 500 Index and the Wells Fargo Target 2060 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[68]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[69]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target Today Index with the S&P 500 Index and the Wells Fargo Target Today Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[70]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 shares and modified to assume the features and attributes of Class R6.
[71]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 shares and modified to assume the features and attributes of Class R6.
[72]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2010 Index with the S&P 500 Index and the Wells Fargo Target 2010 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[73]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6.
[74]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6.
[75]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2015 Index with the S&P 500 Index and the Wells Fargo Target 2015 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[76]	Performance Since 11/30/2012
[77]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2020 Index with the S&P 500 Index and the Wells Fargo Target 2020 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[78]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 shares and modified to assume the features and attributes of Class R6.
[79]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2025 Index with the S&P 500 Index and the Wells Fargo Target 2025 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[80]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2030 Index with the S&P 500 Index and the Wells Fargo Target 2030 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[81]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 shares and modified to assume the features and attributes of Class R6.
[82]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2030 Index with the S&P 500 Index and the Wells Fargo Target 2030 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[83]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2035 Index with the S&P 500 Index and the Wells Fargo Target 2035 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[84]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2040 Index with the S&P 500 Index and the Wells Fargo Target 2040 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[85]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 shares and modified to assume the features and attributes of Class R6.
[86]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2045 Index with the S&P 500 Index and the Wells Fargo Target 2045 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[87]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2050 Index with the S&P 500 Index and the Wells Fargo Target 2050 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[88]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2055 Index with the S&P 500 Index and the Wells Fargo Target 2055 Blended Index in order to better align with the changes to the Fund's principal investment strategy.
[89]	Effective July 14, 2017, the Fund has replaced the Russell 3000 Index and the Dow Jones Global Target 2060 Index with the S&P 500 Index and the Wells Fargo Target 2060 Blended Index in order to better align with the changes to the Fund's principal investment strategy.